Quarterly results of operations data (unaudited) (Tables)	12 Months Ended
Mar. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Results of Operations Data

The following tables set forth our unaudited quarterly consolidated statements of operations for each of the eight quarters in the period ended March 31, 2017. We have prepared the quarterly consolidated statements of operations data on a basis consistent with the audited consolidated financial statements included elsewhere in this Annual Report on Form 20-F. In the opinion of management, the financial information reflects all adjustments, consisting only of normal recurring adjustments, which we consider necessary for a fair presentation of this data. This information should be read in conjunction with the audited consolidated financial statements and related notes included elsewhere in this Annual Report on Form 20-F. The results of historical periods are not necessarily indicative of the results to be expected for any future period.

	Quarter ended
	Jun 30,	Sep 30,	Dec 31,	Mar 31,	Jun 30,	Sep 30,	Dec 31,	Mar 31,
	2015	2015	2015	2016	2016	2016	2016	2017
	(in thousands, except per share amounts)
Revenue	$33,328	$34,507	$37,130	$36,876	$41,460	$44,361	$48,333	$52,409
Gross profit	23,452	24,314	26,479	25,787	30,121	31,984	35,189	38,955
Income (loss) from operations	2,110	1,503	(2,138)	(4,049)	(2,947)	(2,427)	(3,030)	(1,969)
Net (loss) income	(2,249)	2,168	(1,199)	(1,964)	244	303	(3,370)	(2,618)

Net (loss) income applicable to ordinary shareholders—basic	$(2,249)	$1,572	$(1,199)	$(1,964)	$244	$303	$(3,370)	$(2,618)
Net (loss) income applicable to ordinary shareholders—diluted	$(2,249)	$1,612	$(1,199)	$(1,964)	$244	$303	$(3,370)	$(2,618)
Net (loss) income per share applicable to ordinary shareholders:
Basic	$(0.07)	$0.05	$(0.03)	$(0.04)	$0.00	$0.01	$(0.06)	$(0.05)
Diluted	$(0.07)	$0.04	$(0.03)	$(0.04)	$0.00	$0.01	$(0.06)	$(0.05)
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders:
Basic	33,066	33,673	42,514	54,172	54,287	54,636	54,949	55,375
Diluted	33,066	36,991	42,514	54,172	57,655	58,513	54,949	55,375